Nature of Operations and Summary of Significant Accounting Policies - Summary of Revenue Recognized Disaggregated by Type (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 1,704	$ 32,578	$ 33,555
Restaurant Sales [Member]
Disaggregation of Revenue [Line Items]
Net sales	1,326	23,139	22,473
BF Commissary Sales [Member]
Disaggregation of Revenue [Line Items]
Net sales	24	827	710
Sales-based Royalties [Member]
Disaggregation of Revenue [Line Items]
Net sales	255	5,366	6,805
Rebate Royalties [Member]
Disaggregation of Revenue [Line Items]
Net sales		750	564
Royalty - Brand Development and Co-op [Member]
Disaggregation of Revenue [Line Items]
Net sales	74	1,441	1,720
Initial Franchise Fees [Member]
Disaggregation of Revenue [Line Items]
Net sales	17	272	254
Initial Distinct Services [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 8	90	204
Other Revenue - Terminations of Franchises [Member]
Disaggregation of Revenue [Line Items]
Net sales		$ 693	$ 825